OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
VAT receivables	$ 986	$ 752
Prepaid expenses and non-trade receivables	566	486
Financial amounts receivable	108	94
Income tax receivable	106	51
Receivables from public authorities	127	143
Receivables from sale of financial and intangible assets	48	78
Derivative financial instruments (notes 6.1 and 6.3)	2,985	353
CO2 emission rights	458	219
Other	183	105
Prepaid expenses and other current assets	$ 5,567	$ 2,281